LEASES 1 (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2013
2013	$ 11,185
2014	0
2015	0
2016	0
2017	0
Thereafter	0
Total minimum lease revenues	$ 11,185
Time charter rates based on market indicies	2